Supplement dated September 13, 2023
to the
Prospectus and Statement of Additional Information (“SAI”),
each filed November 29, 2021

Kelly Ethereum Ether Strategy ETF (EX)

a series of Strategic Trust
(the “Trust”)

On December 3, 2021, an Amendment Withdrawal was filed with the SEC withdrawing Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A. Accordingly, the purpose of this supplement is to change the name of EDGAR Series ID S000075305 associated with that filing from “Kelly Ethereum Ether Strategy ETF” to “Removed Fund” so as not to cause confusion for a new series being added to the Trust intending to utilize the same name.